UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Michael Castino
ETF Series Solutions
615 E. Michigan St.
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2014

Date of reporting period: September 30, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report
September 30, 2013

AlphaClone Alternative Alpha ETF
Ticker: ALFA

AlphaClone Alternative Alpha ETF

AlphaClone Alternative Alpha ETF

PORTFOLIO ALLOCATION
As of September 30, 2013 (Unaudited)

Percentage of
Sector	Net Assets
Financial	21.9%
Communications	21.9
Consumer, Non-cyclical	20.3
Consumer, Cyclical	14.5
Industrial	10.4
Technology	5.8
Energy	2.5
Basic Materials	1.5
Funds	1.0
Short-Term and Other Net Assets	0.2
TOTAL	100.0%

TEN LARGEST FUND HOLDINGS
As of September 30, 2013 (Unaudited)

Percentage of
Security	Net Assets
Twenty-First Century Fox, Inc.	5.4%
Valeant Pharmaceuticals International, Inc.	4.4
American International Group, Inc.	4.3
Micron Technology, Inc.	2.7
Citigroup, Inc.	2.6
Pharmacyclics, Inc.	2.5
Air Lease Corporation	2.1
TransDigm Group, Inc.	2.1
Sears Holdings Corporation	1.5
Acadia Pharmaceuticals, Inc.	1.4
TOTAL	29.0%

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS – 98.8%

	Advertising – 2.7%
4,606	Lamar Advertising Company (a)	$216,620
12,588	The Interpublic Group of Companies, Inc.	216,262
19,613	ValueVision Media, Inc. (a)	85,317
		518,199

	Aerospace Product and Parts Manufacturing – 3.1%
8,721	Spirit AeroSystems Holdings, Inc. (a)	211,397
2,855	TransDigm Group, Inc.	395,989
		607,386

	Aircraft Leasing – 2.2%
14,953	Air Lease Corporation	413,600

	Airlines – 1.3%
10,281	Delta Air Lines, Inc.	242,529

	Apparel – 1.1%
2,799	Carter’s, Inc.	212,416

	Automotive Parts, Accessories, and Tire Stores – 1.0%
2,413	Advance Auto Parts, Inc.	199,507

	Banks – 6.0%
9,872	Bank Of America Corporation	136,233
9,963	Capital Bank Financial Corporation (a)	218,688
8,430	Central Pacific Financial Corporation	149,211
10,465	Citigroup, Inc.	507,657
15,129	First Bancorp (a)	85,933
2,421	Popular, Inc. (a)	63,503
		1,161,225

	Beverage Manufacturing – 1.1%
5,319	Coca Cola Enterprises, Inc.	213,877

	Cable/Satellite TV – 3.2%
2,733	Liberty Global PLC – Series C (a)	206,150
2,597	Liberty Global PLC – Series A (a)	206,072
1,831	Time Warner Cable, Inc.	204,340
		616,562

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Coffee – 0.4%
987	Green Mountain Coffee Roasters, Inc. (a)	$74,351

	Computer and Peripheral Equipment
	Manufacturing – 1.0%
14,322	Dell, Inc.	197,214

	Computer Systems Design and Related Services – 1.2%
13,764	Responsys, Inc. (a)	227,106

	Consumer Finance – 1.1%
323	Mastercard, Inc.	217,308

	Cosmetics – 1.2%
8,625	Revlon, Inc. (a)	239,516

	Department Stores – 2.6%
3,597	Dollar General Corporation (a)	203,087
4,839	Sears Holdings Corporation (a)	288,598
		491,685

	Diversified Financial Services – 4.6%
4,137	CIT Group, Inc. (a)	201,762
11,603	Interactive Brokers Group, Inc.	217,788
14,567	NewStar Financial, Inc. (a)	266,139
8,227	SLM Corporation	204,852
		890,541

	Diversified Manufacturing – 1.1%
3,006	Danaher Corporation	208,376

	E-Commerce – 2.2%
699	Amazon.com, Inc. (a)	218,535
3,799	Shutterfly, Inc. (a)	212,288
		430,823

	Electronics and Appliance Stores – 0.5%
1,885	GameStop Corporation	93,590

	Furniture and Building Product Manufacturing – 1.2%
7,384	Patrick Industries, Inc. (a)	221,889

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Gaming – 1.0%
10,401	International Game Technology	$196,891

	Hospitals – 1.1%
5,103	HCA Holdings, Inc.	218,153

	Household Products – 1.1%
3,272	Spectrum Brands Holdings, Inc.	215,428

	Insurance – 6.9%
17,043	American International Group, Inc.	828,801
1,761	Berkshire Hathaway, Inc. (a)	199,891
14,204	CNO Financial Group, Inc.	204,538
2,185	Lincoln National Corporation	91,748
		1,324,978

	Internet Media – 2.3%
128	Google, Inc. (a)	112,117
1,217	NetEase, Inc. – ADR	88,366
7,283	Yahoo!, Inc. (a)	241,504
		441,987

	Internet Retail – 1.1%
210	priceline.com, Inc. (a)	212,299

	Internet Services – 0.5%
521	Equinix, Inc. (a)	95,682

	Lessors of Real Estate – 1.1%
1,869	The Howard Hughes Corporation (a)	210,020

	Motion Picture and Video Industries – 2.1%
5,637	Lions Gate Entertainment Corporation (a)	197,577
3,207	Time Warner, Inc.	211,052
		408,629

	Motor Vehicle Manufacturing – 2.2%
5,829	General Motors Company (a)	209,669
3,345	Harley-Davidson, Inc.	214,883
		424,552

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Motor Vehicle Parts – 1.5%
2,848	Lear Corporation	$203,832
4,666	Tower International, Inc. (a)	93,273
		297,105

	Newspaper, Periodical, Book, and
	Directory Publishers – 5.4%
31,208	Twenty-First Century Fox, Inc.	1,045,468

	Office Supplies, Stationery, and Gift Stores – 1.2%
48,047	Office Depot, Inc. (a)	232,067

	Oil and Gas Extraction – 2.5%
6,483	Canadian Natural Resources Ltd.	203,826
1,970	CVR Energy, Inc.	75,884
2,607	Hess Corporation	201,625
		481,335

	Pharmaceutical and Biomedical Manufacturing – 13.7%
9,847	Acadia Pharmaceuticals, Inc. (a)	270,497
3,338	Gilead Sciences, Inc. (a)	209,760
2,643	Life Technologies Corporation (a)	197,776
3,509	Pharmacyclics, Inc. (a)	485,716
5,370	Theravance, Inc. (a)	219,579
8,191	Valeant Pharmaceuticals International, Inc. (a)	854,567
2,617	Vertex Pharmaceuticals, Inc. (a)	198,421
9,411	Warner Chilcott PLC	215,041
		2,651,357

	Pharmacy Services – 0.4%
1,383	Express Scripts Holdings, Inc.	85,442

	Pulp, Paper, and Paperboard Mills – 0.5%
2,148	Kapstone Paper & Packaging Corporation	91,934

	Rail Transportation – 0.6%
913	Canadian Pacific Railway, Ltd.	112,573

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Resin, Synthetic Rubber, and Artificial Synthetic Fibers
	and Filaments Manufacturing – 1.1%
2,869	LyondellBasell Industries NV	$210,097

	Restaurants – 1.1%
3,569	Tim Hortons, Inc.	207,002

	Semiconductor and Other Electronic
	Component Manufacturing – 3.8%
9,904	MagnaChip Semiconductor Corporation (a)	213,233
29,828	Micron Technology, Inc. (a)	521,095
		734,328

	Software Publishers – 2.1%
5,913	Microsoft Corporation	196,962
2,493	Qihoo 360 Technology Co., Ltd. – ADR (a)	207,418
		404,380

	Steel Product Manufacturing – 1.2%
9,436	Handy & Harman, Ltd. (a)	225,237

	Thrifts & Mortgage Finance – 1.2%
4,034	Nationstar Mortgage Holdings, Inc. (a)	226,832

	Utility System Construction – 0.6%
4,081	MasTec, Inc. (a)	123,654

	Ventilation, Heating, Air-Conditioning, and
	Commercial Refrigeration Equipment
	Manufacturing – 0.4%
8,862	Tecumseh Products Company (a)	79,315

	Waste Treatment and Disposal – 1.0%
9,253	Covanta Holding Corporation	197,829

	Wireless Telecommunications Carriers – 1.1%
8,347	T-Mobile US, Inc. (a)	216,772

	Wood Product Manufacturing – 1.2%
8,114	Xylem, Inc.	226,624
	TOTAL COMMON STOCKS (Cost $17,453,556)	19,075,670

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited) (Continued)

Shares		Value

EXCHANGE TRADED FUNDS – 1.0%
4,998	SPDR Barclays Capital High Yield Bond ETF	$199,121
	TOTAL EXCHANGE TRADED FUNDS (Cost $198,072)	199,121

MONEY MARKET FUNDS – 0.1%
15,299	Invesco Short-Term Investments Trust –
	Liquid Assets Portfolio, 0.07% (b)	15,299
	TOTAL MONEY MARKET FUNDS (Cost $15,299)	15,299
	Total Investments (Cost $17,666,927) – 99.9%	19,290,090
	Other Assets in Excess of Liabilities – 0.1%	18,450
	TOTAL NET ASSETS – 100.0%	$19,308,540

(a)	Non-income producing security.
(b)	Annualized seven-day yield as of September 30, 2013.
ADR American Depository Receipt

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

STATEMENT OF ASSETS & LIABILITIES
September 30, 2013 (Unaudited)

ASSETS
Investments in securities, at value (Cost $17,666,927)	$19,290,090
Receivable for fund shares sold	1,761,000
Receivable for investments sold	1,388,489
Interest and dividends receivable	9,050
Total assets	22,448,629

LIABILITIES
Payable for investments purchased	3,126,646
Management fees payable	13,443
Total liabilities	3,140,089

NET ASSETS	$19,308,540

Net assets consist of:
Paid-in capital	$16,401,858
Undistributed net investment income	23,838
Accumulated net realized gain on investments	1,259,681
Net unrealized appreciation on:
Investments in securities	1,623,163
Net assets	$19,308,540

Net asset value:
Net assets	$19,308,540
Shares outstanding^	550,000
Net asset value, offering and redemption price per share	$35.11

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2013 (Unaudited)

INCOME
Dividends (net of withholding tax $1,060)	$91,493
Interest	8
Total investment income	91,501

EXPENSES
Management fees	72,047
Net investment income	19,454

REALIZED & UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,014,223
Change in unrealized appreciation on investments	950,054
Net realized and unrealized gain on investments	1,964,277
Net increase in net assets
resulting from operations	$1,983,731

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2013	Period Ended
	(Unaudited)	March 31, 2013*
OPERATIONS
Net investment income	$19,454	$15,460
Net realized gain on investments	1,014,223	469,736
Change in unrealized appreciation
of investments	950,054	673,109
Net increase in net assets
resulting from operations	1,983,731	1,158,305
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(12,064)
Total distributions to shareholders	—	(12,064)
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares sold	6,542,500	9,636,068
Net increase in net assets
derived from net share in
outstanding shares (a)	6,542,500	9,536,068
Net increase in net assets	8,526,231	10,682,309
NET ASSETS
Beginning of period	10,782,309	100,000
End of period	$19,308,540	$10,782,309
Undistributed net investment income	$23,838	$4,384

(a)  Summary of capital share transactions is as follows:

	Six Months Ended		Period Ended
	September 30, 2013		March 31, 2013*
	(Unaudited)
	Shares	Amount	Shares	Amount
Subscriptions	600,000	$19,618,000	400,000	$11,113,528
Reinvest	—	—	—	—
Redemptions	(400,000)	(13,075,500)	(54,000)	(1,577,460)
	200,000	$6,542,500	346,000	$9,536,068

*	Fund commend operations on May 31, 2012. The information presented is for the period fromMay 31, 2012 to March 31, 2013.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended
	September 30, 2013		Period Ended
	(Unaudited)		March 31, 2013(1)
Net asset value, beginning of period	$30.81		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.05		0.09
Net realized and unrealized gain
on investments	4.25		5.78
Total from investment operations	4.30		5.87

LESS DISTRIBUTIONS:
Distributions from net investment income	—		(0.06)
Total distributions	—		(0.06)

Net asset value, end of period	$35.11		$30.81

Total return	13.99	%(3)	23.51	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$19,309		$10,782

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.95	%(4)	0.95	%(4)
Net investment income to
average net assets	0.31	%(4)	0.35	%(4)

Portfolio turnover rate	84	%(3)	205	%(3)

(1)	Commencement of operations on May 31, 2012.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

AlphaClone Alternative Alpha ETF (the “Fund”) is a series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012.  The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).  The investment objective of the Fund is to seek investment results that, before fees and expenses, track the AlphaClone Hedge Fund Long/Short Index (the “Index”).  The Fund commenced operations on May 31, 2012.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee.  A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units.  The standard fixed creation transaction fee for the Fund is $200.  In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.  All shares of the Fund have equal rights and privileges.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2013 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2013, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2013 (Unaudited) (Continued)

participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$19,075,670	$—	$—	$19,075,670
Exchange
Traded Funds	199,121	—	—	199,121
Money Market
Funds	15,299	—	—	15,299
Total Investments
in Securities	$19,290,090	$—	$—	$19,290,090

^  See Schedule of Investments for industry breakouts.

Transfers between levels are recognized at the end of the reporting period.  During the six months ended September 30, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment  income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required.  As of and during the six months ended September 30, 2013, the Fund did not have any tax

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2013 (Unaudited) (Continued)

positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  As of and during the six months ended September 30, 2013, the Fund did not have liabilities for any unrecognized tax benefits.  The Fund recognized interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the six months ended September 30, 2013, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2013 (Unaudited) (Continued)

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through date the financial statements were available to be issued.  There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

I.
Recent Accounting Pronouncement.  In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The adoption of this ASU did not have a material impact on the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC, serves as the investment adviser to the Fund.  Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.  Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with the Index Management Solutions, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.  The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.  The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee.  For services provided to the Fund, the Fund pays the Adviser 0.95% at an annual rate based on the Fund’s average daily net assets.  A Trustee of the Fund is an affiliate of the Adviser.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring  and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2013 (Unaudited) (Continued)

accountants; coordinates the processing and payment of the Fund’s expenses and serves as the fund accountant.  USBFS also serves as the transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are affiliated with the Advisor, Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2013, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were $12,626,086 and $12,542,050, respectively.  For the period ended September 30, 2013, in-kind transactions associated with creations and redemptions were $19,411,165 and $12,964,971, respectively.  There were no purchases or sales of U.S. Government securities during the period.

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2013 was as follows:

Cost of investments	$17,765,821
Gross unrealized appreciation	1,674,334
Gross unrealized depreciation	(150,065)
Net unrealized appreciation/(depreciation)	$1,524,269

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid by the Fund during the six months ended September 30, 2013.

AlphaClone Alternative Alpha ETF

EXPENSE EXAMPLE
For the Six Months Ended September 30, 2013 (Unaudited)

As a shareholder of AlphaClone Alternative Alpha ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 – September 30, 2013).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	April 1, 2013	September 30, 2013	During the Period^
Actual	$1,000	$1,140	$5.07
Hypothetical (5% annual
return before expenses)	$1,000	$1,020	$4.78

^
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the most recent twelve month period.

AlphaClone Alternative Alpha ETF

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s portfolio holdings are posted on their website at www.alphaclonefunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.alphaclonefunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

AlphaClone Alternative Alpha ETF

PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, Oklahoma  73013

Sub-Adviser
Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, Pennsylvania  19103

Index Provider
AlphaClone, LLC
One Market Street
Steurt Tower, Suite 1208
San Francisco, California  94105

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC  20006-1806

AlphaClone Alternative Alpha ETF
Symbol – ALFA
CUSIP – 26922A305

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title       /s/ Michael Castino
           Michael Castino, Principal Executive Officer

Date   December 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Michael Castino
           Michael Castino, Principal Executive Officer

Date   December 5, 2013

By (Signature and Title)* /s/ Paul R. Fearday
  Paul R. Fearday, Treasurer

Date   December 5, 2013

* Print the name and title of each signing officer under his or her signature.